Intangibles - Summary of Estimated Future Amortization Expense Related to Net Carrying Amount of Intangible Assets (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 246,212
2018	246,212
2019	246,212
2020	246,212
2021	246,212
Sub-total	1,231,060
2021 and thereafter	289,060
Total	$ 1,520,120	$ 1,766,332